Shareholder's Equity - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Issued capital		R$ 1,485,436	R$ 427,073
Capital reserve		R$ 999,931	R$ 329,330
Dividend Rate		30.00%
Nominal common shares		865,660
Natura Cosmetics [Member]
Statements [Line Items]
Total subscription price	R$ 1,101,013,735
Issued capital	370,266,482
Capital reserve	R$ 730,478,428	R$ 1,302,990
Proportion of ownership interest in subsidiary	57.30%
Additional contribution from subsidiary	R$ 206,592